Risk Management - Schedule of Potential Impact on P&L (Detail) - Scenarios for impact on profit and loss [member] - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sensitivity analysis for interest rate risk [line items]
Total rate risk	$ (14,207)	$ (43,370)	$ (25,634)
Options risk	89	156	66
Total impact	(14,881)	(43,064)	(26,323)
CLP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(4,881)	(5,019)	(849)
CLP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(4,879)	(5,018)	(847)
CLP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(2)	(1)	(2)
CLF [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(5,130)	(5,942)	(7,839)
CLF [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(5,130)	(5,942)	(7,839)
COP [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(1,200)	(29,182)	(14,895)
COP [member] | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(1,086)	(29,094)	(9,909)
COP [member] | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(114)	(88)	(4,986)
UVR
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(108)	(375)
UVR | Derivatives [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(102)	(364)
UVR | Investments [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(6)	(11)
USD [member]
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(2,711)	(2,810)	(2,001)
FX
Sensitivity analysis for interest rate risk [line items]
Total rate risk	(177)	(42)	(50)
Total impact	$ (763)	$ 150	$ (755)